Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Discontinued Operations - Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Business Combinations, Discontinued Operations, And Disposal Groups [Abstract]
Revenues	$ 2,201	[1]	$ 6,587	[1]	$ 6,897	[1]
Pre-tax income from discontinued operations(a)	408	[1]	1,253	[1]	1,310	[1]
Provision for taxes on income(b)	100	[1],[2]	459	[1],[2]	425	[1],[2]
Income from discontinued operations––net of tax	308	[1]	794	[1]	885	[1]
Pre-tax gain on sale of discontinued operations	10,446	[1]	7,123	[1]	1,688	[1]
Provision for taxes on income(c)	92	[1],[3]	2,340	[1],[3]	384	[1],[3]
Gain on disposal of discontinued operations––net of tax	10,354	[1]	4,783	[1]	1,304	[1]
Discontinued operations––net of tax	$ 10,662	[1]	$ 5,577	[1]	$ 2,189	[1]

[1]	Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.
[2]	Includes a deferred tax benefit of $23 million for 2013 and $23 million for 2012, and a deferred tax expense of $28 million for 2011, which is net of a deferred tax expense of $42 million in 2012, and includes a deferred tax expense of $6 million in 2011 related to investments in certain foreign subsidiaries, resulting from our intention not to hold these subsidiaries indefinitely.
[3]	For 2013, primarily reflects income tax expense of $122 million resulting from certain legal entity reorganizations. For 2012 and 2011, includes a deferred tax expense of $1.4 billion for 2012 and $190 million for 2011, which includes a deferred tax expense of $2.2 billion for 2012 and $190 million for 2011 on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas. For 2012, also includes a deferred tax benefit reflecting the reversal of net deferred tax liabilities associated with the divested Nutrition assets.The following table provides the components of Assets of discontinued operations and other assets held for sale and Liabilities of discontinued operations: As of December 31,(a)(MILLIONS OF DOLLARS) 2013 2012Cash and cash equivalents $— $308Accounts receivable, less allowance for doubtful accounts — 922Inventories — 1,137Other current assets — 242Property, plant and equipment, less accumulated depreciation 76 1,318Goodwill — 1,011Identifiable intangible assets, less accumulated amortization — 867Other noncurrent assets — 139Assets of discontinued operations and other assets held for sale $76 $5,944 Current liabilities $21 $874Other liabilities — 568Liabilities of discontinued operations $21 $1,442